CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Beginning balance (Previously stated) at Dec. 31, 2022	$ 141,891	$ 98,138	$ 10,901	$ 148	$ 18,006	$ 2,959	$ 9,522	$ (2,826)	$ 898	$ 39,608		$ 4,145
Changes in period:
Net income attributable to shareholders	1,130				1,130					1,130
Non-controlling interests	3,975	3,975
Net income	5,105
Other comprehensive income	803						11	271	521	803
Other comprehensive income	2,927	2,927
Other comprehensive income	3,730
Comprehensive income, attributable to owners of parent	1,933	6,902					11	271	521	1,933
Comprehensive income, attributable to non-controlling interests	6,902
Comprehensive income	8,835
Shareholder distributions
Common equity	(436)				(436)					(436)
Preferred equity	(166)				(166)					(166)
Non-controlling interests	(12,842)	(12,842)
Other items
Issue of equity	26,604	27,226	(22)	(59)	(499)					(580)		(42)
Share-based compensation	(6)	0		23	(29)					(6)
Ownership changes	4,362	3,041			0	1,551	(575)	78	267	1,321
Total change in period	(26,351)	(24,327)	22	36	0	(1,551)	564	(349)	(788)	(2,066)		42
Ending balance (Previously stated) at Dec. 31, 2023	168,242	122,465					8,958	(2,477)	1,686	41,674		4,103
Ending balance at Dec. 31, 2023	168,242	122,465	10,879	112	18,006	4,510	8,958	(2,477)	1,686	41,674	$ 117,318	4,103	$ 5,147
Changes in period:
Net income attributable to shareholders	641				641					641
Non-controlling interests	1,212	1,212
Net income	1,853
Other comprehensive income	766						749	(778)	795	766
Other comprehensive income	2,960	2,960
Other comprehensive income	3,726
Comprehensive income, attributable to owners of parent	1,407						749	(778)	795	1,407
Comprehensive income, attributable to non-controlling interests	4,172	4,172
Comprehensive income	5,579
Shareholder distributions
Common equity	(495)				(495)					495
Preferred equity	(168)				(168)					168
Non-controlling interests	(7,815)
Other items
Issue of equity	8,139	9,079	(73)	(35)	(832)					(940)		0
Share-based compensation	(49)	0		37	(86)					(49)
Ownership changes	(8,050)	(8,495)			0	535	(123)	4	29	445
Total change in period	2,859	3,059	73	(2)	940	(535)	(626)	774	(824)	(200)		0
Ending balance at Dec. 31, 2024	$ 165,383	$ 119,406	$ 10,806	$ 114	$ 17,066	$ 5,045	$ 9,584	$ (3,251)	$ 2,510	$ 41,874	$ 114,389	$ 4,103	$ 5,017